Commitments and contingencies (Detail Textuals 1)	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended			3 Months Ended
	Nov. 30, 2010	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2011 Investor Relations Service Agreement USD ($) Installment	Nov. 30, 2011 Investor Relations Service Agreement CAD	May 31, 2011 Consulting Agreement USD ($)	Mar. 31, 2013 Consulting Agreement
Schedule Of Commitments and Contingencies [Line Items]
Monthly payment for investor relations services							$ 10,000
Number of warrants issued							345,000	345,000
Amount of warrant financed							2,500,000	2,500,000
Number of installments							12	12
Monthly fee payable							15,000
Term of agreement									1 year
Monthly payment to consultant									15,000
Monthly payment to consultant in cash									5,000
Periodic payment									Monthly
Amount of common stock issued for services		68,557	75,800						10,000
Number of common shares issued for services									20,000	60,000
Monthly lease rent for office space				1,600
Rent expenses			$ 12,669		$ 480	$ 2,190
Term of free office rent	1 year